Reverse Merger	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Reverse Merger
3. Reverse Merger
As described in Note 1, Legacy Korro merged with Frequency on November 3, 2023. The merger was accounted for as a reverse recapitalization with Legacy Korro as the accounting acquirer. The primary pre-combination
assets of Frequency were cash and cash equivalents. Under reverse recapitalization accounting, the assets and liabilities of Frequency were recorded at their fair value which approximated book value due to the short-term nature of the accounts. No goodwill or intangible assets were recognized. Consequently, the consolidated financial statements of the Company reflect the operations of Legacy Korro for accounting purposes, together with a deemed issuance of shares equivalent to the shares held by the former stockholders of Frequency, the legal acquirer, and a recapitalization of the equity of Legacy Korro, the accounting acquirer.
As part of the reverse recapitalization, the Company acquired $36.6 million of cash and cash equivalents. The Company also obtained prepaids and other assets of $1.9 million and assumed accounts payable and accrued expenses of $5.4 million. Frequency’s development programs had ceased prior to the merger and were deemed to be de minimis in value at the transaction date.
In addition, the Company recognized $0.3 million in share-based compensation expense as a result of the acceleration of vesting of stock options, performance stock units and restricted stock units at the time of merger. This amount was recorded in general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023. The company recognized $2.5 million in personnel cost related to the severance payment to Frequency employees and this amount was recorded in general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss for the year ended December 31, 2023. The Company also incurred transaction costs of $12.2 million and this amount is recorded in additional paid-in
capital in the accompanying consolidated statements of convertible preferred stock and stockholders’ equity (deficit) for the year ended December 31, 2023.